Equity - Schedule of Information About Restricted Shares to Employees (Details) (10-K) - Employee [Member] - Restricted Stock [Member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of restricted stock, Outstanding	19	48
Number of restricted stock, Reverse Split Adjustments	(127)	0
Number of restricted stock, Granted	70,582	0
Number of restricted stock, Forfeited	(838)	(8)
Number of restricted stock, Vested	(5)	(21)
Number of restricted stock, Outstanding	69,631	19